Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	PARADIUM.AI, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12471
Entity Tax Identification Number	68-0232575
Entity Address, Address Line One	200 VESEY STREET,
Entity Address, Address Line Two	24TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	321-5002
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PAAI
Security Exchange Name	NYSEAMER
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0000894871
Amendment Flag	false
Entity Information, Former Legal or Registered Name	THE ARENA GROUP HOLDINGS, INC.